UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21410
 THE WEITZ FUNDS
(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
(Address of principal executive offices)

Weitz Investment Management, Inc.
The Weitz Funds
1125 South 103rd Street, Suite 200
Omaha, Nebraska 68124
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980
 Date of fiscal year end: March 31
Date of reporting period: June 30, 2018
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments
June 30, 2018

Common Stocks - 90.5%

	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	15.5
Liberty Broadband Corp. - Series C*		650,000	49,218,000
Liberty Global plc - Class C* (c)		950,000	25,279,500
Comcast Corp. - Class A		620,000	20,342,200
Liberty SiriusXM Group - Series C*		360,000	16,329,600
Charter Communications, Inc. - Class A*		32,000	9,382,720

Internet & Direct Marketing Retail	3.7
Amazon.com, Inc.*		11,500	19,547,700
Booking Holdings Inc.*		4,700	9,527,323

Multiline Retail	3.5
Dollar Tree, Inc.*		325,000	27,625,000

Automotive Retail	2.4
CarMax, Inc.*		255,000	18,581,850

Movies & Entertainment	2.1
Twenty-First Century Fox, Inc. - Class A		325,000	16,149,250

Consumer Durables & Apparel	1.9
Mohawk Industries, Inc.*		70,000	14,998,900
	29.1		226,982,043

Information Technology
IT Services	11.7
Mastercard Inc. - Class A		175,000	34,391,000
Visa Inc. - Class A		210,000	27,814,500
Accenture plc - Class A(c)		105,000	17,176,950
DXC Technology Co.		130,000	10,479,300
Perspecta Inc.		65,000	1,335,750

Internet Software & Services	8.8
Alphabet, Inc. - Class C*		38,000	42,394,700
Facebook, Inc. - Class A*		135,000	26,233,200

Software	4.0
Oracle Corp.		715,000	31,502,900
	24.5		191,328,300

Health Care
Pharmaceuticals	6.0
Allergan plc(c)		280,000	46,681,600

Health Care Services	4.9
Laboratory Corp. of America Holdings*		215,000	38,598,950

Life Sciences Tools & Services	3.1
Thermo Fisher Scientific Inc.		118,000	24,442,520

Health Care Equipment	1.3
Danaher Corp.		100,000	9,868,000
	15.3		119,591,070

Financials
Diversified Financial Services	8.6
Berkshire Hathaway Inc. - Class B*		360,000	67,194,000

Insurance Brokers	2.9
Aon plc - Class A(c)		165,000	22,633,050

		$ Principal
	% of Net	Amount or
	Assets	Shares	$ Value
Diversified Banks	2.1
Wells Fargo & Co.		295,000	16,354,800
	13.6		106,181,850

Materials
Industrial Gases	3.2
Praxair, Inc.		155,000	24,513,250

Consumer Staples
Beverages	2.1
Diageo plc - Sponsored ADR(c)		115,000	16,561,150

Energy
Oil & Gas Exploration & Production	1.4
Pioneer Natural Resources Co.		58,000	10,975,920

Industrials
Aerospace & Defense	1.3
TransDigm Group, Inc.		30,000	10,354,200
Total Common Stocks (Cost $431,647,812)			706,487,783

Cash Equivalents - 9.5%

U.S. Treasury Bills, 1.80% to 2.03%, 7/19/18 to 10/25/18(a)		64,000,000	63,774,654

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.82%(b)		10,538,179	10,538,179
Total Cash Equivalents (Cost $74,305,075)			74,312,833
Total Investments in Securities (Cost $505,952,887)			780,800,616
Other Liabilities in Excess of Other Assets - (0.0%)			(433,736)
Net Assets - 100%			780,366,880
Net Asset Value Per Share - Investor Class			42.02
Net Asset Value Per Share - Institutional Class			42.42

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2018.
(c) Foreign domiciled entity.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS VALUE FUND

Schedule of Investments
June 30, 2018

Common Stocks - 87.6%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	21.8
Liberty Broadband Corp.*
Series A		165,000	12,480,600
Series C		550,000	41,646,000
Liberty Global plc - Class C* (c)		1,200,000	31,932,000
Liberty SiriusXM Group*
Series A		120,000	5,406,000
Series C		450,000	20,412,000
Liberty Latin America Ltd. - Class C* (c)		725,000	14,050,500
Comcast Corp. - Class A		200,000	6,562,000
GCI Liberty, Inc. - Class A*		125,000	5,635,000

Broadcasting	2.8
Discovery, Inc. - Class C*		700,000	17,850,000

Internet & Direct Marketing Retail	2.7
Qurate Retail, Inc. - Series A*		800,000	16,976,000

Consumer Durables & Apparel	1.6
Tupperware Brands Corp.		250,000	10,310,000

Automotive Retail	1.4
CarMax, Inc.*		125,000	9,108,750
	30.3		192,368,850

Information Technology
IT Services	12.3
Visa Inc. - Class A		295,000	39,072,750
Mastercard Inc. - Class A		130,000	25,547,600
DXC Technology Co.		145,000	11,688,450
Perspecta Inc.		72,500	1,489,875

Internet Software & Services	5.8
Alphabet, Inc. - Class C*		26,000	29,006,900
Facebook, Inc. - Class A*		40,000	7,772,800

Semiconductors & Semiconductor Equipment	3.3
Texas Instruments, Inc.		190,000	20,947,500

Software	3.1
Oracle Corp.		445,000	19,606,700
	24.5		155,132,575

Financials
Diversified Financial Services	9.3
Berkshire Hathaway Inc. - Class B*		315,000	58,794,750

Mortgage REITs	3.6
Redwood Trust, Inc.		1,400,000	23,058,000

Insurance Brokers	2.8
Aon plc - Class A(c)		132,500	18,175,025

Diversified Banks	2.0
Wells Fargo & Co.		225,000	12,474,000
	17.7		112,501,775

Health Care
Health Care Services	5.0
Laboratory Corp. of America Holdings*		175,000	31,417,750

Pharmaceuticals	4.2
Allergan plc(c)		160,000	26,675,200

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Health Care Equipment	0.8
Danaher Corp.		50,000	4,934,000
	10.0		63,026,950

Industrials
Machinery	2.9
Colfax Corp.*		600,000	18,390,000

Materials
Specialty Chemicals	2.2
Axalta Coating Systems Ltd.* (c)		450,000	13,639,500
Total Common Stocks (Cost $337,356,861)			555,059,650

Cash Equivalents - 12.7%

U.S. Treasury Bills, 1.80% to 1.95%, 7/19/18 to 9/13/18(a)		75,000,000	74,847,223

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.82%(b)		5,844,199	5,844,199
Total Cash Equivalents (Cost $80,685,670)			80,691,422
Total Investments in Securities (Cost $418,042,531)			635,751,072
Other Liabilities in Excess of Other Assets - (0.3%)			(1,704,786)
Net Assets - 100%			634,046,286
Net Asset Value Per Share - Investor Class			30.66
Net Asset Value Per Share - Institutional Class			30.95

* Non-income producing
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2018.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments
June 30, 2018

Common Stocks - 95.6%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	24.0
Liberty Broadband Corp.* (c)
Series A		135,000	10,211,400
Series C		650,000	49,218,000
Liberty Global plc - Class C* (c) (d)		1,650,000	43,906,500
Liberty SiriusXM Group* (c)
Series A		200,000	9,010,000
Series C		400,000	18,144,000
GCI Liberty, Inc. - Class A* (c)		300,000	13,524,000
Liberty Latin America Ltd. - Class C* (c) (d)		400,000	7,752,000

Internet & Direct Marketing Retail	3.1
Qurate Retail, Inc. - Series A* (c)		550,000	11,671,000
Liberty Expedia Holdings, Inc. - Series A* (c)		175,000	7,689,500

Automotive Retail	2.3
CarMax, Inc.*		200,000	14,574,000

Broadcasting	2.0
Discovery, Inc. - Class C* (c)		500,000	12,750,000

Consumer Durables & Apparel	2.0
Tupperware Brands Corp.		300,000	12,372,000

Movies & Entertainment	1.8
Liberty Formula One Group* (c)
Series A		50,000	1,765,500
Series C		150,000	5,569,500
Liberty Braves Group* (c)
Series A		20,000	514,200
Series C		140,000	3,620,400
	35.2		222,292,000

Information Technology
IT Services	13.4
Mastercard Inc. - Class A (c)		165,000	32,425,800
Visa Inc. - Class A		225,000	29,801,250
DXC Technology Co.		200,000	16,122,000
Perspecta Inc.		300,000	6,165,000

Internet Software & Services	7.9
Alphabet, Inc. - Class C* (c)		27,000	30,122,550
Facebook, Inc. - Class A* (c)		100,000	19,432,000
XO Group, Inc.*		2,955	94,560

Semiconductors & Semiconductor Equipment	3.3
Texas Instruments, Inc.(c)		170,000	18,742,500
Marvell Technology Group Ltd.(d)		100,000	2,144,000

Application Software	3.1
Intelligent Systems Corp.* # †		2,270,000	19,680,900

Software	1.0
Oracle Corp.		150,000	6,609,000
	28.7		181,339,560

Financials
Diversified Financial Services	11.8
Berkshire Hathaway Inc. - Class B* (c)		400,000	74,660,000

Mortgage REITs	3.1
Redwood Trust, Inc.(c)		1,200,000	19,764,000

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Property & Casualty Insurance	1.1
Markel Corp.* (c)		6,000	6,506,100
	16.0		100,930,100

Health Care
Pharmaceuticals	4.7
Allergan plc (c) (d)		180,000	30,009,600

Health Care Services	3.7
Laboratory Corp. of America Holdings* (c)		130,000	23,338,900

Health Care Equipment	1.1
Danaher Corp. (c)		70,000	6,907,600
	9.5		60,256,100

Industrials
Machinery	3.4
Colfax Corp.* (c)		700,000	21,455,000

Aerospace & Defense	2.8
Wesco Aircraft Holdings, Inc.* (c)		1,600,000	18,000,000
	6.2		39,455,000
Total Common Stocks (Cost $360,037,431)			604,272,760

Cash Equivalents - 1.9%

U.S. Treasury Bills, 1.81% to 1.90%, 7/19/18 to 8/16/18(a)		12,000,000	11,987,343
Total Cash Equivalents (Cost $11,986,321)			11,987,343
Total Investments in Securities (Cost $372,023,752)			616,260,103
Due From Broker(c) - 31.2%			197,395,185
Securities Sold Short - (29.6%)			(187,135,000)
Options Written - (0.1%)			(465,000)
Other Assets Less Other Liabilities - 1.0%			6,311,749
Net Assets - 100%			632,367,037
Net Asset Value Per Share - Investor Class			13.48
Net Asset Value Per Share - Institutional Class			13.91

Securities Sold Short - (29.6%)

Invesco QQQ Trust, Series 1		300,000	(51,495,000)
SPDR S&P 500 ETF Trust		500,000	(135,640,000)
Total Securities Sold Short (proceeds $136,906,927)			(187,135,000)

		Shares
Options Written* - (0.1%)		subject
	$ Notional	to option
Covered Call Options
Discovery, Inc. - Class C, Sept. 2018/ $25	2,500,000	100,000	(235,000)
Discovery, Inc. - Class C, Sept. 2018/ $27.50	2,750,000	100,000	(110,000)
Wesco Aircraft Holdings, Inc., August 2018 / $12.50	2,500,000	200,000	(60,000)

Put Options
Wesco Aircraft Holdings, Inc., August 2018 / $10	2,000,000	200,000	(60,000)
Total Options Written (premiums received $534,554)			(465,000)

* Non-income producing
† Controlled affiliate
# Illiquid and/or restricted security.
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(c) Fully or partially pledged as collateral on securities sold short and outstanding written options.
(d) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only.  Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

HICKORY FUND

Schedule of Investments
June 30, 2018

Common Stocks - 80.6%
	% of Net
Consumer Discretionary	Assets	Shares	$ Value
Cable & Satellite	22.1
Liberty Broadband Corp.*
Series A		50,000	3,782,000
Series C		210,000	15,901,200
Liberty SiriusXM Group*
Series A		75,000	3,378,750
Series C		180,000	8,164,800
GCI Liberty, Inc. - Class A*		185,000	8,339,800
Liberty Global plc - Class C* (c)		250,000	6,652,500
Liberty Latin America Ltd. - Class C* (c)		315,000	6,104,700

Movies & Entertainment	6.5
Lions Gate Entertainment Corp.(c)
Class A		125,000	3,102,500
Class B		150,000	3,519,000
Liberty Formula One Group*
Series A		27,500	971,025
Series C		125,000	4,641,250
Liberty Braves Group*
Series A		11,000	282,810
Series C		105,000	2,715,300

Internet & Direct Marketing Retail	5.5
Qurate Retail, Inc. - Series A*		350,000	7,427,000
Liberty Expedia Holdings, Inc. - Series A*		125,000	5,492,500

Consumer Durables & Apparel	3.1
Tupperware Brands Corp.		180,000	7,423,200

Automotive Retail	1.8
Murphy USA Inc.*		58,400	4,338,536
	39.0		92,236,871

Industrials
Machinery	4.1
Colfax Corp.*		320,000	9,808,000

Aerospace & Defense	3.1
Wesco Aircraft Holdings, Inc.*		658,238	7,405,177

Building Products	1.2
Fortune Brands Home & Security, Inc.		50,000	2,684,500
	8.4		19,897,677

Materials
Metals & Mining	3.3
Compass Minerals International, Inc.		120,000	7,890,000

Specialty Chemicals	2.8
Axalta Coating Systems Ltd.* (c)		220,000	6,668,200

Construction Materials	2.1
Summit Materials, Inc. - Class A*		185,000	4,856,250
	8.2		19,414,450

Information Technology
Software	5.8
ACI Worldwide, Inc.*		375,000	9,251,250
Guidewire Software, Inc.*		50,000	4,439,000

IT Services	0.8
Perspecta Inc.		85,000	1,746,750

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Internet Software & Services	0.0
XO Group, Inc.*		1,182	37,824
	6.6		15,474,824

Telecommunication Services
Diversified Telecommunication Services	5.9
LICT Corp.* #		1,005	14,019,750

Health Care
Health Care Services	4.8
Laboratory Corp. of America Holdings*		63,000	11,310,390

Financials
Mortgage REITs	4.4
Redwood Trust, Inc.		635,000	10,458,450

Real Estate
Equity REITs	3.3
Equity Commonwealth*		250,000	7,875,000
Total Common Stocks (Cost $117,075,696)			190,687,412

Cash Equivalents - 19.8%

U.S. Treasury Bills, 1.78% to 2.08%, 7/12/18 to 11/15/18(a)		45,000,000	44,836,059

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.82(b)		1,863,815	1,863,815
Total Cash Equivalents (Cost $46,694,621)			46,699,874
Total Investments in Securities (Cost $163,770,317)			237,387,286
Other Liabilities in Excess of Other Assets - (0.4%)			(913,967)
Net Assets - 100%			236,473,319
Net Asset Value Per Share			49.89

* Non-income producing
# Illiquid and/or restricted security
(a) Interest rates presented represent the yield to maturity at the date of purchase.
(b) Rate presented represents the annualized 7-day yield at June 30, 2018.
(c) Foreign domiciled entity

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

BALANCED FUND

Schedule of Investments
June 30, 2018

Common Stocks - 46.2%
	% of Net
Information Technology	Assets	Shares	$ Value
IT Services	5.7
Visa Inc. - Class A		24,000	3,178,800
Mastercard Inc. - Class A		12,000	2,358,240
Accenture plc - Class A(e)		8,000	1,308,720

Software	5.0
Oracle Corp.		62,500	2,753,750
Guidewire Software, Inc.*		20,000	1,775,600
Microsoft Corp.		15,000	1,479,150

Semiconductors & Semiconductor Equipment	2.1
Marvell Technology Group Ltd.(e)		60,000	1,286,400
Texas Instruments, Inc.		11,000	1,212,750

Internet Software & Services	1.8
Alphabet, Inc. - Class C*		2,000	2,231,300
	14.6		17,584,710

Health Care
Health Care Services	2.4
Laboratory Corp. of America Holdings*		16,000	2,872,480

Pharmaceuticals	2.1
Allergan plc(e)		15,000	2,500,800

Life Sciences Tools & Services	2.0
Thermo Fisher Scientific Inc.		12,000	2,485,680

Health Care Equipment	1.2
Danaher Corp.		15,000	1,480,200
	7.7		9,339,160

Materials
Construction Materials	2.4
Martin Marietta Materials, Inc.		6,500	1,451,645
Vulcan Materials Co.		11,000	1,419,660

Industrial Gases	2.4
Praxair, Inc.		18,000	2,846,700

Specialty Chemicals	1.4
Axalta Coating Systems Ltd.* (e)		55,000	1,667,050

Metals & Mining	1.2
Compass Minerals International, Inc.		23,000	1,512,250
	7.4		8,897,305

Financials
Diversified Financial Services	2.8
Berkshire Hathaway Inc. - Class B*		18,500	3,453,025

Mortgage REITs	1.7
Redwood Trust, Inc.		125,000	2,058,750

Insurance Brokers	1.6
Aon plc - Class A(e)		14,000	1,920,380

Diversified Banks	1.1
JPMorgan Chase & Co.		12,500	1,302,500
	7.2		8,734,655

		$ Principal
	% of Net	Amount
Consumer Discretionary	Assets	or Shares	$ Value
Cable & Satellite	4.1
Liberty Broadband Corp. - Series C*		32,500	2,460,900
Comcast Corp. - Class A		75,000	2,460,750

Multiline Retail	1.0
Dollar Tree, Inc.*		15,000	1,275,000
	5.1		6,196,650

Consumer Staples
Beverages	3.2
Diageo plc - Sponsored ADR(e)		15,000	2,160,150
Anheuser-Busch InBev SA/NV - Sponsored ADR(e)		17,000	1,712,920

Food Products	1.0
Mondelez International, Inc. - Class A		30,000	1,230,000
	4.2		5,103,070
Total Common Stocks (Cost $39,490,340)			55,855,550

Corporate Bonds - 21.5%

American Express Credit Corp. 8.125% 5/20/19		500,000	523,269

Apple Inc. 1.55% 2/08/19		1,000,000	994,851

Bank of America Corp.
2.6% 1/15/19		1,250,000	1,249,314
2.25% 4/21/20		1,000,000	986,502

Berkshire Hathaway Inc. (Finance Corp.)
2.0% 8/15/18		500,000	499,659
1.7% 3/15/19		800,000	795,924
4.25% 1/15/21		300,000	310,423

Broadcom Corp. 2.2% 1/15/21		1,000,000	969,060

Capital One Bank USA, N.A.
2.3% 6/05/19		250,000	248,569
8.8% 7/15/19		500,000	528,285

Capital One Financial Corp. 2.45% 4/24/19		718,000	716,059

Capital One N.A. 2.4% 9/05/19		350,000	347,044

Discovery, Inc. 2.2% 9/20/19		1,000,000	989,318

Equity Commonwealth 5.875% 9/15/20		700,000	723,160

First Republic Bank 2.375% 6/17/19		1,200,000	1,193,343

Fortive Corp. 1.8% 6/15/19		500,000	494,587

Goldman Sachs Group, Inc.
2.9% 7/19/18		500,000	500,116
2.6% 12/27/20		500,000	491,497

JPMorgan Chase & Co.
6.3% 4/23/19		270,000	277,629
2.87713% 3/09/21 Floating Rate (Qtrly LIBOR + 55)		750,000	752,622

The Manitowoc Co., Inc. 12.75% 8/15/21(d)		500,000	557,500

	$ Principal
	Amount	$ Value
Markel Corp.
7.125% 9/30/19	1,014,000	1,060,332
4.9% 7/01/22	410,000	426,490
3.625% 3/30/23	500,000	491,845

Marriott International, Inc. 3.0% 3/01/19	830,000	830,188

Moody's Corp. 2.75% 7/15/19	559,000	557,804

QUALCOMM Inc. 1.85% 5/20/19	500,000	499,835

Roper Technologies, Inc. 2.05% 10/01/18	1,000,000	998,813

Unilever United States, Inc. 2.2% 3/06/19	650,000	648,099

U.S. Bancorp
1.95% 11/15/18	250,000	249,485
2.35% 1/29/21	1,000,000	981,974

Valmont Industries 6.625% 4/20/20	1,000,000	1,063,780

Wells Fargo & Co.
2.15% 1/15/19	1,000,000	996,762
2.125% 4/22/19	800,000	795,522
4.6% 4/01/21	1,250,000	1,290,368

WM Wrigley Jr. Co. 2.4% 10/21/18(d)	1,000,000	999,343
Total Corporate Bonds (Cost $26,254,367)		26,039,371

Corporate Convertible Bonds - 0.8%

Redwood Trust, Inc. 5.625% 11/15/19 (Cost $998,478)	1,000,000	1,015,386

Asset-Backed Securities - 0.8%(c)

Ascentium Equipment Receivables Trust (ACER)(d)
2018-1A CL A1 — 2.5% 2019 (0.3 years)	663,721	663,783

Flagship Credit Auto Trust (FCAT)(d)
2014-2 CL C — 3.95% 2020 (0.6 years)	250,000	251,495
Total Asset-Backed Securities (Cost $915,995)		915,278

Mortgage-Backed Securities - 2.4%(c)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3649 CL BW — 4.0% 2025 (2.4 years)	68,106	70,361

Pass-Through Securities
J14649 — 3.5% 2026 (2.8 years)	107,535	108,829
E02948 — 3.5% 2026 (2.9 years)	170,403	172,527
J16663 — 3.5% 2026 (3.0 years)	105,834	107,116
		458,833

Federal National Mortgage Association
Pass-Through Securities
MA0464 — 3.5% 2020 (0.8 years)	45,523	46,104
AR8198 — 2.5% 2023 (1.9 years)	139,332	138,795
MA1502 — 2.5% 2023 (2.0 years)	119,870	119,409
995755 — 4.5% 2024 (2.2 years)	15,830	16,359
AB1769 — 3.0% 2025 (2.8 years)	95,776	95,796
AB3902 — 3.0% 2026 (3.2 years)	170,345	170,382
AK3264 — 3.0% 2027 (3.2 years)	136,543	136,573
		723,418

	$ Principal
	Amount
Government National Mortgage Association	or Shares	$ Value
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.2 years)	175,482	175,359

Non-Government Agency
Collateralized Mortgage Obligations
J.P. Morgan Mortgage Trust (JPMMT)(d) (f)
2014-5 CL A1 — 2.99432% 2029 Variable Rate (3.0 years)	235,702	232,773
2017-3 CL 2A2 — 2.5% 2047 (3.5 years)	876,688	846,590

Sequoia Mortgage Trust (SEMT)(f)
2017-CH1 CL A11 — 3.5% 2047 (7.9 years)(d)	396,999	397,188
2012-1 CL 1A1 — 2.865% 2042 (8.5 years)	22,781	22,955
		1,499,506
Total Mortgage-Backed Securities (Cost $2,888,551)		2,857,116

U.S. Treasury - 27.5%

U.S. Treasury Notes
1.25% 11/30/18	2,000,000	1,993,125
1.125% 1/31/19	1,000,000	993,848
1.625% 3/31/19	1,000,000	995,234
1.25% 4/30/19	1,000,000	991,289
1.625% 7/31/19	1,000,000	991,855
1.625% 8/31/19	1,000,000	991,055
1.5% 10/31/19	1,000,000	987,715
1.375% 12/15/19	1,000,000	984,473
1.25% 1/31/20	1,000,000	980,957
1.375% 2/15/20	1,000,000	982,266
1.375% 4/30/20	1,000,000	979,668
1.5% 5/15/20	1,000,000	981,484
1.5% 6/15/20	1,000,000	980,469
1.375% 8/31/20	1,000,000	975,312
2.0% 9/30/20	1,000,000	987,617
2.0% 11/30/20	2,000,000	1,972,891
2.0% 2/28/21	1,000,000	984,492
1.375% 5/31/21	1,000,000	965,137
2.625% 6/15/21	1,000,000	1,000,137
1.125% 8/31/21	1,000,000	954,023
1.875% 11/30/21	2,000,000	1,948,945
1.75% 2/28/22	1,000,000	967,539
1.875% 4/30/22	1,000,000	970,410
2.125% 6/30/22	2,000,000	1,956,641
1.875% 8/31/22	1,000,000	967,305
2.0% 11/30/22	1,000,000	970,508
2.0% 2/15/23	1,000,000	968,769
1.625% 5/31/23	2,000,000	1,898,437
2.5% 8/15/23	1,000,000	988,301
Total U.S. Treasury (Cost $33,694,541)		33,309,902

Cash Equivalents - 0.5%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.82%(b)	560,759	560,759
Total Cash Equivalents (Cost $560,759)		560,759
Total Investments in Securities (Cost $104,803,031)		120,553,362
Other Assets Less Other Liabilities — 0.3%		309,781
Net Assets - 100%		120,863,143
Net Asset Value Per Share		13.70

* Non-income producing
(b) Rate presented represents the annualized 7-day yield at June 30, 2018.
(c) Number of years indicated represents estimated average life.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e) Foreign domiciled entity
(f) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only.  Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.  Current and future portfolio holdings are subject to risk.

CORE PLUS INCOME FUND

Schedule of Investments
June 30, 2018

Corporate Bonds - 25.3%	$ Principal
	Amount	$ Value
Andeavor Logistics LP 6.25% 10/15/22	1,000,000	1,037,119

Anheuser-Busch InBev Finance Inc. 3.3% 2/01/23	200,000	198,472

Bank of America Corp. 2.25% 4/21/20	300,000	295,951

Berkshire Hathaway Inc. Finance Corp. 3.0% 5/15/22	200,000	199,696

Boardwalk Pipelines LLC 5.75% 9/15/19	225,000	230,881

Boston Properties LP 3.125% 9/01/23	555,000	540,200

Broadcom Corp. 3.125% 1/15/25	350,000	325,094

Calumet Specialty Products Partners LP
6.5% 4/15/21	350,000	350,000
7.625% 1/15/22	357,000	358,785

Charter Communications Operating, LLC 4.2% 3/15/28	400,000	375,056

CNX Resources Corp. 5.875% 4/15/22	92,000	92,707

Discovery, Inc. 2.95% 3/20/23	400,000	382,819

Dominion Resources, Inc. 2.962% 7/01/19	100,000	99,802

Donnelley Financial Solutions, Inc. 8.25% 10/15/24	108,000	113,400

Equifax Inc. 2.3% 6/01/21	100,000	96,537

Equity Commonwealth 5.875% 9/15/20	1,319,000	1,362,641

FLIR Systems, Inc. 3.125% 6/15/21	400,000	395,863

Invista B.V. 4.25% 10/15/19(c)	150,000	150,825

iStar Inc. 5.0% 7/01/19	250,000	249,531

JPMorgan Chase & Co. 2.87713% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	150,000	150,524

L Brands, Inc. 5.625% 2/15/22	40,000	40,800

The Manitowoc Co., Inc. 12.75% 8/15/21(c)	550,000	613,250

Markel Corp.
7.125% 9/30/19	125,000	130,712
4.9% 7/01/22	250,000	260,055
3.625% 3/30/23	200,000	196,738
3.5% 11/01/27	550,000	511,316

MPLX LP 4.875% 6/01/25	190,000	195,573

NGL Energy Partners LP
5.125% 7/15/19	565,000	567,825
7.5% 11/01/23	148,000	150,035

NXP BV 4.625% 6/01/23(c) (d)	100,000	101,420

QVC, Inc. 3.125% 4/01/19	100,000	99,903

Range Resources Corp. 5.0% 8/15/22	301,000	299,495

RELX plc 3.5% 3/16/23	770,000	762,421

	$ Principal
	Amount	$ Value
Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	203,125	201,348

STORE Capital Corp. 4.5% 3/15/28	503,000	492,845

TC PipeLines LP 4.65% 6/15/21	160,000	162,239

Valmont Industries, Inc. 6.625% 4/20/20	500,000	531,890

Wells Fargo & Co.
4.6% 4/01/21	400,000	412,918
2.1% 7/26/21	200,000	192,275
Total Corporate Bonds (Cost $12,954,904)		12,928,961

Corporate Convertible Bonds - 2.0%

Redwood Trust, Inc.
5.625% 11/15/19	150,000	152,308
4.75% 8/15/23	350,000	340,235
5.625% 7/15/24	500,000	495,943
Total Corporate Convertible Bonds (Cost $997,277)		988,486

Asset-Backed Securities - 22.7%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2015-2 CL D — 3.0% 2021 (1.5 years)	110,000	109,961
2017-1 CL D — 3.13% 2023 (2.3 years)	69,000	68,421

Ascentium Equipment Receivables Trust (ACER)(c)
2015-2A CL B — 2.62% 2019 (0.2 years)	75,677	75,675
2016-2A CL E — 6.79% 2024 (2.2 years)	422,000	441,402

CarMax Auto Owner Trust (CARMX)
2017-2 CL B — 2.41% 2022 (3.1 years)	90,000	87,970

Chrysler Capital Auto Receivables Trust (CCART)(c)
2014-BA CL D — 3.44% 2021 (0.4 years)	108,000	108,258

Conn Funding II, LP (CONN)(c)
2017-B CL A — 2.73% 2020 (0.2 years)	141,560	141,544

Credit Acceptance Auto Loan Trust (CAALT)(c)
2015-2A CL C — 3.76% 2024 (0.4 years)	250,000	250,747
2016-2A CL C — 4.29% 2024 (1.2 years)	260,000	262,168

DT Auto Owner Trust (DTAOT)(c)
2016-1A CL C — 3.54% 2021 (0.2 years)	95,599	95,759
2016-3A CL C — 3.15% 2022 (0.4 years)	99,773	99,886
2017-2A CL B — 2.44% 2021 (0.4 years)	205,000	204,598
2018-1A CL B — 3.04% 2022 (1.8 years)	300,000	299,055

Enterprise Fleet Financing LLC (EFF)(c)
2017-2 CL A2 — 1.97% 2023 (0.8 years)	324,280	321,923

Exeter Automobile Receivables Trust (EART)(c)
2016-3A CL A — 1.84% 2020 (0.2 years)	30,213	30,156
2017-3A CL A — 2.05% 2021 (0.5 years)	215,145	214,015
2016-3A CL B — 2.84% 2021 (0.8 years)	368,000	368,110
2018-2A CL A — 2.79% 2021 (0.9 years)	218,575	218,514
2017-2A CL B — 2.82% 2022 (1.1 years)	160,000	159,184
2016-2A CL C — 5.96% 2022 (1.2 years)	480,000	494,736
2017-3A CL C — 3.68% 2023 (2.1 years)	88,000	88,065

	$ Principal
	Amount	$ Value
First Investors Auto Owners Trust (FIAOT)(c)
2015-2A CL D — 4.22% 2021 (1.6 years)	287,000	289,960
2016-2A CL C — 2.53% 2022 (1.8 years)	116,000	114,210

Flagship Credit Auto Trust (FCAT)(c)
2014-2 CL C — 3.95% 2020 (0.6 years)	460,000	462,751
2015-2 CL B — 3.08% 2021 (0.7 years)	315,000	315,169

Hertz Fleet Lease Funding LP (HFLF)(c)
2018-1 CL A2 — 3.23% 2032 (1.8 years)	370,000	370,406

Honor Automobile Trust Securitization (HATS)(c)
2016-1A CL A — 2.94% 2019 (0.1 years)	33,348	33,353

Marlette Funding Trust (MFT)(c)
2016-1A CL A — 3.06% 2023 (0.0 years)	16,081	16,081
2016-1A CL B — 4.78% 2023 (0.3 years)	500,000	503,753
2017-1A CL A — 2.827% 2024 (0.3 years)	105,861	105,840
2018-2A CL A — 3.06% 2028 (0.8 years)	175,000	175,087
2017-1A CL B — 4.114% 2024 (0.9 years)	350,000	352,148
2016-1A CL C — 9.09% 2023 (1.0 years)	100,000	104,537

OneMain Direct Auto Receivables Trust (ODART)(c)
2016-1A CL A — 2.04% 2021 (0.0 years)	1,016	1,016
2016-1A CL B — 2.76% 2021 (0.2 years)	250,000	250,034
2016-1A CL C — 4.58% 2021 (0.5 years)	350,000	350,309
2017-1A CL B — 2.88% 2021 (0.9 years)	200,000	198,944
2017-2A CL D — 3.42% 2024 (2.5 years)	100,000	98,612

OneMain Financial Issuance Trust (OMFIT)(c)
2014-2A CL C — 4.33% 2024 (0.1 years)	183,565	183,912
2015-1A CL A — 3.19% 2026 (0.5 years)	140,194	140,671
2014-2A CL D — 5.31% 2024 (0.6 years)	100,000	100,950
2015-2A CL C — 4.32% 2025 (1.1 years)	200,000	199,607
2015-2A CL D — 5.64% 2025 (1.7 years)	280,000	283,166
2015-1A CL D — 6.63% 2026 (2.0 years)	400,000	405,983

Santander Drive Auto Receivables Trust (SDART)
2014-1 CL D — 2.91% 2020 (0.0 years)	236,552	236,579
2015-5 CL C — 2.74% 2021 (0.4 years)	155,661	155,706
2016-3 CL B — 1.89% 2021 (0.5 years)	269,000	267,897
2014-5 CL D — 3.21% 2021 (0.8 years)	80,000	80,254
2015-5 CL D — 3.65% 2021 (1.3 years)	245,000	246,590
2017-1 CL C — 2.58% 2022 (1.3 years)	131,000	130,120
2015-4 CL D — 3.53% 2021 (1.4 years)	100,000	100,637

SoFi Consumer Loan Program LLC (SCLP)(c)
2016-2 CL A — 3.09% 2025 (0.9 years)	318,861	318,691
2016-3 CL A — 3.05% 2025 (1.0 years)	85,476	85,238
2017-1 CL A — 3.28% 2026 (1.2 years)	49,258	49,234

Springleaf Funding Trust (SLFT)(c)
2015-AA CL A — 3.16% 2024 (0.5 years)	125,798	125,766
2015-AA CL C — 5.04% 2024 (1.8 years)	200,000	199,691

Upstart Securitization Trust (UPST)(c)
2018-1 CL A — 3.015% 2025 (0.7 years)	326,956	326,554

Westlake Automobile Receivables Trust (WLAKE)(c)
2017-1A CL C — 2.7% 2022 (1.1 years)	117,000	116,533
Total Asset-Backed Securities (Cost $11,645,966)		11,636,136

Commercial Mortgage-Backed Securities - 3.9%(b)

FORT CRE LLC (FCRE)(c)
2016-1A CL C — 5.34113% 2036 Floating Rate
(Mthly LIBOR + 325) (0.5 years)	1,000,000	1,006,318

	$ Principal
	Amount	$ Value
TPG Real Estate Finance (TRTX)(c) (d)
2018-FL1 CL AS — 2.889% 2035 Floating Rate
(Mthly LIBOR + 95) (1.3 years)	400,000	400,749

VMC Finance LLC (VMC)(c)
2018-FL1 CL AS — 3.11871% 2035 Floating Rate
(Mthly LIBOR + 120) (1.9 years)	400,000	399,406

VSD LLC (VSD)(c)
2017-PLT1 CL A — 3.6% 2043 (0.4 years)	192,282	192,152
Total Commercial Mortgage-Backed Securities (Cost $1,996,657)		1,998,625

Mortgage-Backed Securities - 3.6%(b)

Federal National Mortgage Association
Pass-Through Securities
932836 — 3.0% 2025 (2.9 years)	81,860	81,877

Non-Government Agency
Collateralized Mortgage Obligations
COLT Funding LLC (COLT)(c) (f)
2017-2 CL A1A — 2.415% 2047 (1.1 years)	261,494	260,279

Flagstar Mortgage Trust (FSMT)(c) (f)
2017-1 CL 2A2 — 3.0% 2047 (5.1 years)	310,682	306,684

J.P. Morgan Mortgage Trust (JPMMT)(c) (f)
2017-3 CL 2A2 — 2.5% 2047 (3.5 years)	306,841	296,307
2018-6 CL 2A2 — 3.0% 2048 (3.7 years)	300,000	294,516
2016-3 CL 2A1 — 3.0% 2046 (5.5 years)	302,339	298,283

Sequoia Mortgage Trust (SEMT)(c) (f)
2017-CH1 CL A11 — 3.5% 2047 (7.9 years)	317,599	317,751
		1,773,820
Total Mortgage-Backed Securities (Cost $1,887,098)		1,855,697

Taxable Municipal Bonds - 0.8%

Alderwood Water and Wastewater District, Washington, Water & Sewer
Revenue, Series B, 5.15% 12/01/25 (Cost $416,315)	400,000	416,264

U.S. Treasury - 36.3%

U.S. Treasury Notes/Bonds
2.75% 11/15/23	710,000	709,736
2.5% 5/15/24	1,000,000	984,316
2.0% 5/31/24	600,000	574,266
2.0% 2/15/25	970,000	922,485
2.125% 5/15/25	2,500,000	2,392,334
2.25% 11/15/25	3,500,000	3,366,221
1.625% 5/15/26	760,000	695,222
1.5% 8/15/26	350,000	316,012
2.0% 11/15/26	1,650,000	1,546,037
2.25% 2/15/27	1,875,000	1,789,124
2.375% 5/15/27	2,000,000	1,925,625
2.75% 2/15/28	1,750,000	1,734,619
2.5% 5/15/46	1,800,000	1,634,063
Total U.S. Treasury (Cost $19,021,121)		18,590,060

Common Stocks - 0.7%
	Shares	$ Value
Equity Commonwealth*	4,000	126,000
Redwood Trust, Inc.	14,850	244,579
Total Common Stocks (Cost $295,612)		370,579

Cash Equivalents - 4.8%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.82%(a)	2,471,285	2,471,285
Total Cash Equivalents (Cost $2,471,285)		2,471,285
Total Investments in Securities (Cost $51,686,235)		51,256,093
Other Liabilities in Excess of Other Assets - (0.1%)		(47,464)
Net Assets - 100%		51,208,629
Net Asset Value Per Share - Investor Class		10.07
Net Asset Value Per Share - Institutional Class		10.07

* Non-income producing
(a) Rate presented represents the annualized 7-day yield at June 30, 2018.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) Annual sinking fund
(f) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

SHORT DURATION INCOME FUND

Schedule of Investments
June 30, 2018

Corporate Bonds - 37.1%	$ Principal
	Amount	$ Value
ACI Worldwide, Inc. 6.375% 8/15/20(c)	250,000	250,938

American Express Co. 8.125% 5/20/19	5,616,000	5,877,357

American Express Credit Corp. 2.25% 8/15/19	11,042,000	10,983,877

Andeavor Logistics LP 6.25% 10/15/22	210,000	217,795

Anheuser-Busch InBev Finance Inc.
2.2% 8/01/18	5,000,000	4,998,223
3.3% 2/01/23	4,800,000	4,763,337

Apple Inc. 1.55% 2/08/19	1,000,000	994,851

AT&T Inc. 2.375% 11/27/18	5,368,000	5,363,113

Bank of America Corp.
2.65% 4/01/19	6,175,000	6,169,156
2.25% 4/21/20	12,000,000	11,838,028

Berkshire Hathaway Inc.
2.1% 8/14/19	2,750,000	2,734,877
Finance Corp.
2.0% 8/15/18	2,500,000	2,498,295
1.7% 3/15/19	2,400,000	2,387,771
2.65746% 1/10/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	7,025,431
2.9% 10/15/20	3,000,000	3,005,824
4.25% 1/15/21	4,200,000	4,345,916

Boardwalk Pipelines LLC 5.75% 9/15/19	11,008,000	11,295,707

Boston Properties LP
5.875% 10/15/19	11,440,000	11,785,241
3.125% 9/01/23	9,560,000	9,305,066

Calumet Specialty Products Partners LP 7.625% 1/15/22	900,000	904,500

Capital One Bank USA, N.A.
2.3% 6/05/19	7,000,000	6,959,945
8.8% 7/15/19	3,500,000	3,697,995

Capital One Financial Corp. 2.5% 5/12/20	5,000,000	4,931,123

Capital One N.A. 2.4% 9/05/19	2,000,000	1,983,108

Comcast Corp. 5.15% 3/01/20	3,000,000	3,097,219

Dell Inc. 3.48% 6/01/19(c)	5,000,000	5,013,740

Discovery, Inc. 2.95% 3/20/23	1,600,000	1,531,277

Dominion Resources, Inc. 2.962% 7/01/19	9,883,000	9,863,401

eBay, Inc. 2.2% 8/01/19	3,000,000	2,976,275

Equifax Inc. 2.3% 6/01/21	2,900,000	2,799,568

Equity Commonwealth 5.875% 9/15/20	14,195,000	14,664,658

Expedia Group, Inc. 7.456% 8/15/18	10,000,000	10,048,800

	$ Principal
	Amount	$ Value
Express Scripts Holding Co.
2.25% 6/15/19	8,955,000	8,892,210
7.25% 6/15/19	5,217,000	5,421,602

Fifth Third Bank 1.625% 9/27/19	2,000,000	1,969,194

First Republic Bank 2.375% 6/17/19	2,753,000	2,737,727

Flir Systems, Inc. 3.125% 6/15/21	2,600,000	2,573,107

Ford Motor Credit Co. LLC
2.943% 1/08/19	2,000,000	2,001,436
2.021% 5/03/19	10,000,000	9,919,230
1.897% 8/12/19	1,000,000	986,389

Fortive Corp. 1.8% 6/15/19	750,000	741,881

General Motors Financial Co., Inc. 3.55% 4/09/21	1,250,000	1,246,948

Goldman Sachs Group, Inc.
2.9% 7/19/18	2,500,000	2,500,578
3.13263% 12/13/19 Floating Rate (Qtrly LIBOR + 80)	6,250,000	6,290,087
3.52156% 4/23/20 Floating Rate (Qtrly LIBOR + 116)	5,479,000	5,551,463
2.6% 12/27/20	1,500,000	1,474,491

Invista B.V. 4.25% 10/15/19(c)	2,980,000	2,996,390

JPMorgan Chase & Co.
6.3% 4/23/19	2,500,000	2,570,642
2.87713% 3/09/21 Floating Rate (Qtrly LIBOR + 55)	1,850,000	1,856,468

JPMorgan Chase Bank, N.A. 2.92506% 9/23/19 Floating
Rate (Qtrly LIBOR + 59)	12,000,000	12,071,522

The Manitowoc Co., Inc. 12.75% 8/15/21(c)	8,950,000	9,979,250

Markel Corp.
7.125% 9/30/19	11,859,000	12,400,869
5.35% 6/01/21	10,000,000	10,499,886
4.9% 7/01/22	3,850,000	4,004,848

Mattel, Inc. 2.35% 5/06/19	532,000	532,043

MetLife Global Funding I(c)
1.75% 12/19/18	1,000,000	996,638
2.3% 4/10/19	2,000,000	1,993,577

NGL Energy Partners LP 5.125% 7/15/19	2,200,000	2,211,000

Omnicom Group, Inc. 6.25% 7/15/19	6,181,000	6,376,777

Plains All American Pipeline, LP 2.6% 12/15/19	1,345,000	1,331,595

QUALCOMM Inc. 1.85% 5/20/19	1,500,000	1,499,506

QVC, Inc. 3.125% 4/01/19	1,111,000	1,109,920

Range Resources Corp. 5.0% 8/15/22	11,876,000	11,816,620

RELX plc 3.5% 3/16/23	1,800,000	1,782,283

Roper Technologies, Inc. 2.05% 10/01/18	3,500,000	3,495,845

Sprint Spectrum Co. LLC 3.36% 3/20/23(c) (e)	3,859,375	3,825,605

	$ Principal
	Amount	$ Value
U.S. Bancorp 2.35% 1/29/21	14,000,000	13,747,638

U.S. Bank, N.A. 2.67923% 1/24/20 Floating Rate (Qtrly LIBOR + 32)	7,000,000	7,016,450

Valmont Industries, Inc. 6.625% 4/20/20	2,226,000	2,367,974

VEREIT, Inc. 3.0% 2/06/19	1,870,000	1,869,383

Walt Disney Co. 0.875% 7/12/19	1,000,000	981,179

Wells Fargo & Co.
2.15% 1/15/19	4,531,000	4,516,330
2.125% 4/22/19	2,800,000	2,784,328
4.6% 4/01/21	5,745,000	5,930,532
2.1% 7/26/21	10,100,000	9,709,885
3.5% 3/08/22	7,900,000	7,876,198

Wells Fargo Bank, N.A. 2.15% 12/06/19	10,000,000	9,892,806
Total Corporate Bonds (Cost $388,065,060)		386,662,742

Corporate Convertible Bonds - 3.3%

Redwood Trust, Inc.
5.625% 11/15/19	14,850,000	15,078,482
4.75% 8/15/23	14,650,000	14,241,265
5.625% 7/15/24	5,500,000	5,455,373
Total Corporate Convertible Bonds (Cost $34,949,967)		34,775,120

Asset-Backed Securities - 11.0%(b)

AmeriCredit Automobile Receivables Trust (AMCAR)
2013-5 CL D — 2.86% 2019 (0.4 years)	3,287,606	3,288,012

Ascentium Equipment Receivables Trust (ACER)(c)
2018-1A CL A1 — 2.5% 2019 (0.3 years)	2,876,123	2,876,392
2018-1A CL A2 — 2.92% 2020 (1.2 years)	4,300,000	4,300,483
2016-2A CL E — 6.79% 2024 (2.2 years)	1,600,000	1,673,564

Commercial Credit Group Receivables Trust (CCG)(c)
2018-1 CL A1 — 1.85% 2019 (0.2 years)	3,121,738	3,119,086

Conn Funding II, LP (CONN)(c)
2017-B CL A — 2.73% 2020 (0.2 years)	1,450,993	1,450,830

Credit Acceptance Auto Loan Trust (CAALT)(c)
2016-2A CL C — 4.29% 2024 (1.2 years)	300,000	302,501

Drive Auto Receivables Trust (DRIVE)
2018-2 CL A1 — 2.45% 2019 (0.1 years)	2,269,044	2,269,278

Exeter Automobile Receivables Trust (EART)(c)
2016-3A CL A — 1.84% 2020 (0.2 years)	1,027,254	1,025,299
2015-1A CL C — 4.1% 2020 (0.5 years)	599,046	602,752
2017-3A CL A — 2.05% 2021 (0.5 years)	2,205,239	2,193,650
2018-2A CL A — 2.79% 2021 (0.9 years)	8,087,269	8,085,016
2016-2A CL C — 5.96% 2022 (1.2 years)	5,100,000	5,256,571

Hertz Fleet Lease Funding LP (HFLF)(c)
2018-1 CL A1 — 2.54638% 2032 Floating Rate
(Mthly LIBOR + 50) (1.8 years)	4,000,000	4,004,660
2018-1 CL A2 — 3.23% 2032 (1.8 years)	1,900,000	1,902,085

Honor Automobile Trust Securitization (HATS)(c)
2016-1A CL A — 2.94% 2019 (0.1 years)	400,177	400,240

	$ Principal
	Amount	$ Value
Marlette Funding Trust (MFT)(c)
2016-1A CL B — 4.78% 2023 (0.3 years)	2,500,000	2,518,766
2017-1A CL A — 2.827% 2024 (0.3 years)	1,587,920	1,587,600
2017-2A CL A — 2.39% 2024 (0.3 years)	2,157,334	2,152,875
2017-3A CL A — 2.36% 2024 (0.6 years)	1,853,071	1,845,931
2018-1A CL A — 2.61% 2028 (0.7 years)	3,497,721	3,488,347
2018-2A CL A — 3.06% 2028 (0.8 years)	3,575,000	3,576,787
2017-1A CL B — 4.114% 2024 (0.9 years)	1,650,000	1,660,129
2017-2A CL B — 3.19% 2024 (1.1 years)	3,000,000	2,992,548

OneMain Direct Auto Receivables Trust (ODART)(c)
2016-1A CL A — 2.04% 2021 (0.0 years)	15,245	15,242
2016-1A CL C — 4.58% 2021 (0.5 years)	9,650,000	9,658,511
2017-2A CL B — 2.55% 2023 (1.8 years)	7,000,000	6,911,031

OneMain Financial Issuance Trust (OMFIT)(c)
2014-2A CL C — 4.33% 2024 (0.1 years)	428,319	429,128
2015-2A CL C — 4.32% 2025 (1.1 years)	4,800,000	4,790,564
2015-2A CL D — 5.64% 2025 (1.7 years)	6,000,000	6,067,843
2015-1A CL D — 6.63% 2026 (2.0 years)	1,600,000	1,623,933

Santander Drive Auto Receivables Trust (SDART)
2014-1 CL D — 2.91% 2020 (0.0 years)	1,429,679	1,429,838

SoFi Consumer Loan Program LLC (SCLP)(c)
2017-6 CL A1 — 2.2% 2026 (0.6 years)	877,655	873,849
2018-1 CL A1 — 2.55% 2027 (0.7 years)	1,128,629	1,123,715
2016-2 CL A — 3.09% 2025 (0.9 years)	3,862,772	3,860,709
2016-3 CL A — 3.05% 2025 (1.0 years)	769,287	767,139
2017-1 CL A — 3.28% 2026 (1.2 years)	689,605	689,282

Springleaf Funding Trust (SLFT)(c)
2015-AA CL A — 3.16% 2024 (0.5 years)	4,748,862	4,747,649
2015-AA CL C — 5.04% 2024 (1.8 years)	6,800,000	6,789,492

Upstart Securitization Trust (UPST)(c)
2018-1 CL A — 3.015% 2025 (0.7 years)	2,125,214	2,122,600
Total Asset-Backed Securities (Cost $114,720,917)		114,473,927

Commercial Mortgage-Backed Securities - 1.4%(b)

A10 Securitization (A10)(c)
2016-1 CL A1 — 2.42% 2035 (0.7 years)	1,269,929	1,269,787

GPMT (GPMT)(c) (d)
2018-FL1 CL A — 2.98494% 2035 Floating Rate
(Mthly LIBOR + 90) (1.9 years)	5,000,000	4,998,130

TPG Real Estate Finance (TRTX)(c) (d)
2018-FL1 CL A — 2.689% 2035 Floating Rate
(Mthly LIBOR + 75) (1.0 years)	3,500,000	3,503,541

VMC Finance LLC (VMC)(c)
2018-FL1 CL A — 2.73871% 2035 Floating Rate
(Mthly LIBOR + 82) (1.2 years)	1,930,961	1,934,436

VSD LLC (VSD)(c)
2017-PLT1 CL A — 3.6% 2043 (0.4 years)	3,172,653	3,170,504
Total Commercial Mortgage-Backed Securities (Cost $14,870,160)		14,876,398

Mortgage-Backed Securities - 16.9%(b)

Federal Home Loan Mortgage Corporation
Collateralized Mortgage Obligations
3815 CL AD — 4.0% 2025 (0.0 years)	7,710	7,706
3844 CL AG — 4.0% 2025 (0.3 years)	221,187	221,777
4281 CL AG — 2.5% 2028 (2.3 years)	1,312,344	1,285,512
3649 CL BW — 4.0% 2025 (2.4 years)	1,750,330	1,808,273

	$ Principal
	Amount	$ Value
2952 CL PA — 5.0% 2035 (2.9 years)	456,502	471,131
3620 CL PA — 4.5% 2039 (3.9 years)	1,202,540	1,249,967
3842 CL PH — 4.0% 2041 (4.7 years)	1,277,811	1,318,301
3003 CL LD — 5.0% 2034 (4.8 years)	1,240,543	1,309,219
4107 CL LA — 2.5% 2031 (5.0 years)	6,957,658	6,538,646
4107 CL LW — 1.75% 2027 (7.4 years)	3,920,546	3,478,196
		17,688,728
Pass-Through Securities
G18190 — 5.5% 2022 (1.6 years)	18,333	18,923
G13300 — 4.5% 2023 (1.8 years)	114,900	118,717
G18296 — 4.5% 2024 (2.1 years)	301,957	312,118
G18306 — 4.5% 2024 (2.2 years)	633,581	654,908
G18308 — 4.0% 2024 (2.2 years)	652,523	671,185
G13517 — 4.0% 2024 (2.2 years)	418,810	430,746
J13949 — 3.5% 2025 (2.7 years)	3,819,722	3,872,391
J14649 — 3.5% 2026 (2.8 years)	2,964,886	3,000,577
E02804 — 3.0% 2025 (2.9 years)	2,404,826	2,405,954
E02948 — 3.5% 2026 (2.9 years)	6,645,721	6,728,578
J16663 — 3.5% 2026 (3.0 years)	6,355,097	6,432,031
E03033 — 3.0% 2027 (3.1 years)	3,664,796	3,666,520
E03048 — 3.0% 2027 (3.2 years)	7,011,685	7,014,985
G01818 — 5.0% 2035 (5.0 years)	1,464,970	1,565,368
		36,893,001
Structured Agency Credit Risk Debt Notes
2013-DN1 CL M1 — 5.35969% 2023 Floating Rate
(Mthly LIBOR + 340) (0.1 years)	233,745	235,032
		54,816,761

Federal National Mortgage Association
Collateralized Mortgage Obligations
2010-145 CL PA — 4.0% 2024 (1.4 years)	489,672	493,956
2010-54 CL WA — 3.75% 2025 (2.0 years)	780,856	785,101
		1,279,057
Pass-Through Securities
357414 — 4.0% 2018 (0.0 years)	1,667	1,711
254907 — 5.0% 2018 (0.1 years)	3,399	3,459
MA0464 — 3.5% 2020 (0.8 years)	717,856	727,024
357985 — 4.5% 2020 (1.0 years)	32,770	33,160
888595 — 5.0% 2022 (1.3 years)	90,479	93,057
888439 — 5.5% 2022 (1.3 years)	94,794	97,538
AD0629 — 5.0% 2024 (1.6 years)	354,021	368,312
995960 — 5.0% 2023 (1.6 years)	311,752	321,724
AL0471 — 5.5% 2025 (1.8 years)	1,491,261	1,553,652
AR8198 — 2.5% 2023 (1.9 years)	4,081,739	4,066,032
995693 — 4.5% 2024 (1.9 years)	617,098	637,679
MA1502 — 2.5% 2023 (2.0 years)	3,476,234	3,462,861
AE0031 — 5.0% 2025 (2.0 years)	589,031	610,691
995692 — 4.5% 2024 (2.1 years)	509,459	526,448
890112 — 4.0% 2024 (2.2 years)	411,293	422,347
995755 — 4.5% 2024 (2.2 years)	775,677	801,600
AA4315 — 4.0% 2024 (2.2 years)	853,501	876,457
MA0043 — 4.0% 2024 (2.2 years)	333,945	342,949
AA5510 — 4.0% 2024 (2.2 years)	200,247	205,617
930667 — 4.5% 2024 (2.2 years)	490,693	507,057
931739 — 4.0% 2024 (2.3 years)	221,216	227,157
AD7073 — 4.0% 2025 (2.6 years)	692,502	711,126
310139 — 3.5% 2025 (2.7 years)	4,603,944	4,662,739
AH3429 — 3.5% 2026 (2.8 years)	12,203,638	12,379,862
AB1769 — 3.0% 2025 (2.8 years)	2,202,842	2,203,312
AB2251 — 3.0% 2026 (2.9 years)	2,758,741	2,759,330
AB3902 — 3.0% 2026 (3.2 years)	1,740,117	1,740,492
AK3264 — 3.0% 2027 (3.2 years)	4,451,303	4,452,263
AB4482 — 3.0% 2027 (3.3 years)	4,105,240	4,106,126
AL1366 — 2.5% 2027 (3.4 years)	3,053,861	2,993,487
MA0587 — 4.0% 2030 (4.4 years)	4,418,495	4,540,578
555531 — 5.5% 2033 (4.5 years)	2,913,217	3,176,780
725232 — 5.0% 2034 (4.6 years)	262,907	281,682

	$ Principal
	Amount	$ Value
995112 — 5.5% 2036 (4.8 years)	1,259,757	1,371,103
		61,265,412
		62,544,469

Government National Mortgage Association
Pass-Through Securities
G2 5255 — 3.0% 2026 (3.2 years)	7,946,825	7,941,262

Non-Government Agency
Collateralized Mortgage Obligations
Citigroup Mortgage Loan Trust, Inc. (CMLTI)(c) (f)
2014-A CL A — 4.0% 2035 (4.6 years)	1,429,251	1,449,424

COLT Funding LLC (COLT)(c) (f)
2017-2 CL A1A — 2.415% 2047 (1.1 years)	3,699,183	3,682,000

Flagstar Mortgage Trust (FSMT)(c) (f)
2017-1 CL 2A2 — 3.0% 2047 (5.1 years)	3,239,965	3,198,279

J.P. Morgan Mortgage Trust (JPMMT)(c) (f)
2014-5 CL A1 — 2.99432% 2029 (3.0 years)	6,835,369	6,750,413
2017-3 CL 2A2 — 2.5% 2047 (3.5 years)	11,966,785	11,555,953
2014-2 CL 2A2 — 3.5% 2029 (3.5 years)	3,636,325	3,652,517
2018-6 CL 2A2 — 3.0% 2048 (3.7 years)	4,700,000	4,614,079
2016-3 CL 2A1 — 3.0% 2046 (5.5 years)	2,906,986	2,867,994

Sequoia Mortgage Trust (SEMT)(f)
2013-4 CL A3 — 1.55% 2043 (3.0 years)	6,571,677	6,267,696
2017-CH1 CL A11 — 3.5% 2047 (7.9 years)(c)	3,255,394	3,256,946
2012-1 CL 1A1 — 2.865% 2042 (8.5 years)	706,224	711,596
2012-4 CL A1 — 3.5% 2042 (10.6 years)	2,518,243	2,478,424

Washington Mutual, Inc. (WAMU)
2003-S7 CL A1 — 4.5% 2018 (0.1 years)	144	144
		50,485,465
Total Mortgage-Backed Securities (Cost $176,200,891)		175,787,957

Taxable Municipal Bonds - 0.3%

Iowa State University Revenue
5.8% 7/01/22, Pre-Refunded 7/01/18 @ 100	1,335,000	1,335,000

Kansas Development Finance Authority Revenue, Series 2015H
2.258% 4/15/19	1,000,000	997,640
2.608% 4/15/20	500,000	498,695
2.927% 4/15/21	750,000	744,518
Total Taxable Municipal Bonds (Cost $3,585,000)		3,575,853

U.S. Treasury - 26.5%

U.S. Treasury Notes
0.75% 9/30/18	20,000,000	19,939,617
1.5% 12/31/18	10,000,000	9,967,383
1.25% 1/31/19	15,000,000	14,917,676
0.875% 5/15/19	25,000,000	24,687,500
1.625% 6/30/19	10,000,000	9,929,102
1.5% 10/31/19	15,000,000	14,815,723
1.375% 1/31/20	15,000,000	14,743,359
1.625% 3/15/20	15,000,000	14,778,516
1.375% 8/31/20	10,000,000	9,753,125
2.125% 8/31/20	15,000,000	14,865,234
2.0% 11/30/20	20,000,000	19,728,906
1.125% 2/28/21	15,000,000	14,433,105
2.25% 3/31/21	12,000,000	11,885,391
1.375% 4/30/21	10,000,000	9,663,867

	$ Principal
	Amount
	or Shares	$ Value
1.125% 7/31/21	15,000,000	14,334,375
2.0% 7/31/22	12,000,000	11,674,219
2.0% 2/15/23	7,500,000	7,265,771
1.5% 2/28/23	15,000,000	14,198,437
2.0% 5/31/24	15,000,000	14,356,641
2.25% 10/31/24	10,000,000	9,679,492
Total U.S. Treasury (Cost $280,456,845)		275,617,439

Common Stocks - 0.4%

Redwood Trust, Inc. (Cost $2,221,259)	250,000	4,117,500

Cash Equivalents - 1.7%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.82%(a)	17,759,913	17,759,913
Total Cash Equivalents (Cost $17,759,913)		17,759,913
Total Investments in Securities (Cost $1,032,830,012)		1,027,646,849
Other Assets Less Other Liabilities — 1.4%		14,413,649
Net Assets - 100%		1,042,060,498
Net Asset Value Per Share - Investor Class		12.07
Net Asset Value Per Share - Institutional Class		12.09

(a) Rate presented represents the annualized 7-day yield at June 30, 2018.
(b) Number of years indicated represents estimated average life.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Foreign domiciled entity
(e) Annual sinking fund
(f) The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

ULTRA SHORT GOVERNMENT FUND

Schedule of Investments
June 30, 2018

Corporate Bonds - 12.7%
	$ Principal
	Amount	$ Value
American Express Credit Corp.
2.125% 7/27/18	1,050,000	1,049,766
1.8% 7/31/18	1,000,000	999,564
1.875% 11/05/18	675,000	673,572

AutoZone, Inc. 7.125% 8/01/18	1,025,000	1,028,329

Berkshire Hathaway Inc. 1.15% 8/15/18	300,000	299,603

Citigroup Inc. 2.5% 9/26/18	250,000	249,944

CVS Health Corp. 1.9% 7/20/18	2,325,000	2,324,539

Ford Motor Co. 6.5% 8/01/18	2,700,000	2,708,238

General Motors Co. 3.5% 10/02/18	500,000	500,980

Magellan Midstream Partners, LP 6.4% 7/15/18	675,000	675,785

Nevada Power Co. 6.5% 8/01/18	283,000	283,814

State Street Bank & Trust Co. 5.25% 10/15/18	2,030,000	2,044,837

UnitedHealth Group Inc. 1.9% 7/16/18	500,000	499,913
Total Corporate Bonds (Cost $13,341,290)		13,338,884

Asset-Backed Securities - 6.4%

Ally Auto Receivables Trust (ALLYA)
2014-2 CL C — 2.35% 2020 (0.8 years)	1,000,000	999,871

Ascentium Equipment Receivables Trust (ACER)(b)
2018-1A CL A1 — 2.5% 2019 (0.3 years)	884,961	885,043

Commercial Credit Group Receivables Trust (CCG)(b)
2018-1 CL A1 — 1.85% 2019 (0.2 years)	499,478	499,054

Drive Auto Receivables Trust (DRIVE)
2018-2 CL A1 — 2.45% 2019 (0.1 years)	2,269,044	2,269,278

Exeter Automobile Receivables Trust (EART)(b)
2018-2A CL A — 2.79% 2021 (0.9 years)	437,150	437,028

SoFi Consumer Loan Program LLC (SCLP)(b)
2017-6 CL A1 — 2.2% 2026 (0.6 years)	427,126	425,273

World Omni Auto Receivables Trust (WOART)
2018-B CL A1 — 2.25% 2019 (0.2 years)	1,218,343	1,218,382
Total Asset-Backed Securities (Cost $6,734,174)		6,733,929

U.S. Treasury - 79.8%	$ Principal
	Amount
	or Shares	$ Value
U.S. Treasury Notes
1.375% 7/31/18	12,500,000	12,495,646
1.5% 8/31/18	9,000,000	8,994,015
1.375% 9/30/18	12,500,000	12,481,313
1.75% 10/31/18	19,500,000	19,484,004
1.25% 11/15/18	16,750,000	16,701,909
1.375% 12/31/18	12,500,000	12,451,660
1.125% 1/15/19	1,500,000	1,491,797
Total U.S. Treasury (Cost $84,107,511)		84,100,344

Cash Equivalents - 1.3%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.82%(a)	1,318,484	1,318,484
Total Cash Equivalents (Cost $1,318,484)		1,318,484
Total Investments in Securities (Cost $105,501,459)		105,491,641
Other Liabilities in Excess of Other Assets - (0.2%)		(168,794)
Net Assets - 100%		105,322,847
Net Asset Value Per Share		10.00

(a) Rate presented represents the annualized 7-day yield at June 30, 2018.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions that are exempt from registration, normally, to qualified institutional buyers.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments
June 30, 2018

Municipal Bonds - 98.6%
	% of Net	$ Principal
	Assets	Amount	$ Value
California	0.4
San Diego County Regional Airport Authority, Subordinate Airport
Revenue, Series 2017B, AMT, 5.0%, 7/01/25		200,000	230,794

Colorado	0.2
Colorado Bridge Enterprise, Senior Revenue, Central 70 Project,
Series 2017, AMT, 4.0%, 12/31/23		100,000	106,386

District of Columbia	1.0
Metropolitan Washington Airports Authority, Aviation System Revenue,
Refunding, Series 2017A, AMT, 5.0%, 10/01/27		500,000	589,475

Florida	2.7
Greater Orlando Aviation Authority, Priority Subordinated Airport
Facilities Revenue, Series 2017A, AMT, 5.0%, 10/01/25		500,000	573,065

Miami, Dade County, Aviation Revenue,
Series 2010A, 4.25%, 10/01/18		1,000,000	1,006,680
			1,579,745
Illinois	0.2
Cook, Kane, Lake and McHenry Counties and State of Illinois,
General Obligation, Community College District No. 512,
Series 2009A, 5.0%, 12/01/23, Pre-Refunded 12/01/18 @ 100		100,000	101,461

Nebraska	91.6
Blair, Water System Revenue, Series 2016, AMT,
2.2%, 12/15/22		175,000	171,353
2.45%, 12/15/23		125,000	121,750
2.65%, 12/15/24		100,000	95,744
2.85%, 12/15/25		100,000	95,769
3.0%, 12/15/26		100,000	95,029
3.1%, 12/15/27		100,000	94,408
3.2%, 12/15/28		100,000	94,202
3.35%, 12/15/29		100,000	93,548
3.5%, 12/15/30		100,000	93,635

Buffalo County, General Obligation, Kearney Public Schools
District 0007, Series 2016
2.0%, 12/15/18		305,000	305,735
3.0%, 12/15/24		250,000	259,215

Cass County, General Obligation, Refunding, Weeping Water Public
School District 0022, Series 2017
2.05%, 12/15/25		375,000	349,264
2.2%, 12/15/26		250,000	233,400

Chadron, Sales Tax and General Obligation, Aquatic Center,
Series 2016, 1.6%, 7/15/22		400,000	385,496

Columbus, Combined Revenue, Refunding, Series 2016, AGM Insured
4.0%, 12/15/26		100,000	110,638
4.0%, 12/15/27		100,000	110,080

Cornhusker Public Power District, Electric System Revenue, Refunding,
Series 2014, 2.25%, 7/01/22		260,000	260,686

	$ Principal
	Amount	$ Value
Dawson Public Power District, Electric System Revenue,
Refunding,
Series 2013C, 3.0%, 12/01/22	200,000	200,336
Series 2016A
2.0%, 6/15/26	170,000	157,177
2.1%, 6/15/27	105,000	96,251
Series 2016B
2.5%, 6/15/28	135,000	127,129
3.0%, 6/15/29	245,000	241,394
3.0%, 6/15/30	355,000	348,337

Douglas County, Educational Facility Revenue, Refunding,
Creighton University Project, Series 2010A, 5.6%, 7/01/25,
Pre-Refunded 7/01/20 @ 100	400,000	429,808

Douglas County, General Obligation,
Omaha Public School District 0001
Series 2015, 5.0%, 12/15/28 (c)	1,000,000	1,151,910
Series 2016, 5.0%, 12/15/29	350,000	412,188
Refunding, Elkhorn Public School District 0010, Series 2016B,
3.0%, 12/15/18	100,000	100,688
Westside Community School District 0066, Series 2015,
2.5%, 12/01/22	250,000	253,345

Douglas County, Hospital Authority #2, Revenue,
Boys Town Project, Series 2008, 4.75%, 9/01/28,
Pre-Refunded 9/01/18 @ 100	500,000	502,725
Madonna Rehabilitation Hospital Project, Series 2014,
5.0%, 5/15/26	500,000	549,740
Nebraska Medicine, Series 2016, 4.0%, 5/15/32	700,000	735,665

Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System
Series 2008, 5.5%, 11/01/18, Escrowed to Maturity(b)	155,000	157,026
Series 2015
4.0%, 11/01/18	250,000	251,765
4.0%, 11/01/19	110,000	112,867
5.0%, 11/01/20	100,000	106,481
5.0%, 11/01/21	100,000	108,633
5.0%, 11/01/22	250,000	276,777

Fremont, Combined Utility Revenue, Series 2014B,
3.0%, 7/15/21	370,000	380,286

Hamilton County, General Obligation, Hampton Public School
District 0091, Series 2016, 1.0%, 12/15/19	300,000	296,241

Lincoln-Lancaster County, Public Building Commission,
Lease Revenue,
Refunding, Series 2015, 3.0%, 12/01/19	750,000	765,007
Series 2016, 3.0%, 12/01/25	500,000	520,250

Lincoln, Airport Authority, Revenue, 2014 Series C
2.0%, 7/01/18	185,000	185,000
2.0%, 7/01/19	190,000	190,954
2.0%, 7/01/21	195,000	195,306

	$ Principal
	Amount	$ Value
Lincoln, Educational Facilities, Revenue, Refunding,
Nebraska Wesleyan University Project, Series 2012
2.25%, 4/01/19	645,000	647,561
2.5%, 4/01/21	925,000	934,065

Lincoln, Electric System Revenue, Refunding,
Series 2012
5.0%, 9/01/21	1,000,000	1,094,970
5.0%, 9/01/28	1,000,000	1,109,460
Series 2016, 3.0%, 9/01/28	1,000,000	1,009,120

Lincoln, General Obligation, Highway Allocation Fund,
Refunding, Series 2016
5.0%, 5/15/22	100,000	111,542
5.0%, 5/15/23	135,000	153,757

Lincoln, Parking Revenue, Refunding, Series 2011,
3.25%, 8/15/18	440,000	440,898

Lincoln, General Obligation, West Haymarket Joint Public Agency,
Series 2011, 5.0%, 12/15/26	300,000	330,066

Loup River Public Power District, Electric System Revenue,
Refunding, Series 2016
5.0%, 12/01/18	500,000	507,280
5.0%, 12/01/19	500,000	523,765

Madison County, Hospital Authority #1, Revenue,
Faith Regional Health Services Project, Series 2018
3.0%, 7/01/19	100,000	100,792
Refunding, Faith Regional Health Services Project, Series 2017A
5.0%, 7/01/21	475,000	508,345
5.0%, 7/01/23	250,000	274,857

Metropolitan Utilities District of Omaha, Gas System Revenue,
Series 2018, 4.0%, 12/01/27	450,000	486,697

Municipal Energy Agency of Nebraska, Power Supply
System Revenue, Refunding,
2009 Series A, BHAC Insured,
5.0%, 4/01/20, Pre-Refunded 4/01/19 @ 100	500,000	513,010
2012 Series A, 5.0%, 4/01/29	300,000	327,762
2016 Series A
5.0%, 4/01/21	250,000	269,855
5.0%, 4/01/27	350,000	406,322

Nebraska, Certificates of Participation,
Series 2015C
1.15%, 9/15/18	460,000	459,393
1.45%, 9/15/19	360,000	357,883
1.7%, 9/15/20	200,000	199,784
Series 2016A, 2.0%, 2/15/19	750,000	752,287
Series 2017B, 1.35%, 7/15/20	785,000	772,236
Series 2018A, 2.1%, 7/15/21	860,000	862,245

Nebraska Investment Financial Authority, Single Family Housing Revenue,
2016 Series C, 1.85%, 3/01/23	100,000	98,021

Nebraska Public Power District, Revenue,
2012 Series A
4.0%, 1/01/21	500,000	525,965
5.0%, 1/01/21	500,000	538,095
2012 Series B, 3.0%, 1/01/24	1,000,000	1,027,140
2015 Series A-2, 5.0%, 1/01/24	250,000	274,215
2016 Series C
4.0%, 1/01/19	880,000	890,798
5.0%, 1/01/35	480,000	543,658

	$ Principal
	Amount	$ Value
Nebraska State Colleges, Facilities Corp., Deferred Maintenance
Revenue, Refunding, Series 2016, AGM Insured, 4.0%, 7/15/28	750,000	804,285

Nebraska State Colleges, Student Fees and Facilities Revenue,
Refunding, Wayne State College Project, Series 2016B,
1.0%, 7/01/18	145,000	145,000
Wayne State College Project, Series 2016,
3.0%, 7/01/18	200,000	200,000
3.0%, 7/01/19	120,000	121,531

North Platte, Sewer System Revenue, Refunding, Series 2015,
3.0%, 6/15/24	250,000	252,585

Omaha-Douglas County, General Obligation, Public Building
Commission, Series 2014, 5.0%, 5/01/26	725,000	801,357

Omaha, General Obligation, Refunding,
Series 2008
5.0%, 6/01/20	255,000	255,701
5.25%, 10/15/19, Pre-Refunded 10/15/18 @ 100	250,000	252,740
Series 2012B, 3.0%, 11/15/24	400,000	413,584
Various Purpose and Refunding, Series 2016A
4.0%, 4/15/22	815,000	875,938
4.0%, 4/15/23	185,000	201,352

Omaha, Public Facilities Corp., Lease Revenue,
Omaha Baseball Stadium Project
Refunding, Series 2016A, 4.0%. 6/01/28	1,335,000	1,437,141
Series 2009
4.125%, 6/01/25, Pre-Refunded 6/01/19 @ 100	250,000	255,730
5.0%, 6/01/23, Pre-Refunded 6/01/19 @ 100	770,000	793,716
Series 2010, 4.125%, 6/01/29(b)	650,000	668,967

Omaha Public Power District,
Electric System Revenue
2012 Series A, 5.0%, 2/01/24, Pre-Refunded 2/01/22 @ 100	2,000,000	2,210,520
2015 Series A, 2.85%, 2/01/27	500,000	503,055
Separate Electric System Revenue
2015 Series A, 5.0%, 2/01/19	500,000	509,790

Omaha, Sanitary Sewerage System Revenue,
Refunding, Series 2016
5.0%, 4/01/26	250,000	293,555
4.0%, 4/01/31	350,000	371,773
Series 2014, 5.0%, 11/15/22	200,000	224,608

Papillion, General Obligation, Tax Supported Recreational Facilities,
Series 2017, 3.0%, 9/15/24	420,000	430,781

Papillion-La Vista, General Obligation, Sarpy County
School District #27,
Refunding, Series 2017A
2.05%, 12/01/24	150,000	148,394
2.2%, 12/01/25	150,000	148,476
2.3%, 12/01/26	275,000	272,085
Series 2009, 5.0%, 12/01/28, Pre-Refunded 12/01/18 @ 100	500,000	507,305

Papio-Missouri River Natural Resources District, General
Obligation, Flood Protection and Water Quality Enhancement,
Refunding, Series 2017, 5.0%, 12/15/26	185,000	204,271
Series 2013B, 5.0%, 12/15/19, Pre-Refunded 7/26/18 @ 100	400,000	400,928
Series 2015
2.0%, 12/15/20	100,000	100,209
2.25%, 12/15/21	100,000	100,037
4.0%, 12/15/24	100,000	103,416
4.0%, 12/15/25	100,000	103,300

	$ Principal
	Amount	$ Value
Public Power Generation Agency, Revenue, Refunding,
Whelan Energy Center Unit 2, 2015 Series A, 5.0%, 1/01/28	200,000	226,090

Sarpy County, General Obligation, Bellevue Public School
District 0001, Series 2017
5.0%, 12/15/27	250,000	296,660
5.0%, 12/15/29	550,000	650,854

Sarpy County, Certificates of Participation,
Series 2016, 1.75%, 6/15/26	500,000	459,890

Sarpy County, Recovery Zone Facility Certificates of
Participation, Series 2010
2.35%, 12/15/18	155,000	155,651
2.6%, 12/15/19	135,000	136,908

South Sioux City, Combined Electric, Water and Sewer Revenue,
Refunding, Series 2014A
1.9%, 6/01/20	280,000	280,935
2.25%, 6/01/21	250,000	251,280

Southeast Community College Area (Nebraska), Certificates of Participation,
Series 2018, 3.0%, 12/15/22	400,000	415,044

Thayer County, General Obligation Hospital, Refunding,
Series 2017, 1.3%, 9/01/20	400,000	391,724

University of Nebraska, Facilities Corp.,
Lease Rental Revenue, NCTA Education Center/Student Housing
Project, Series 2011, 3.75% 6/15/19	285,000	290,942
Revenue, Refunding, Health Center and College of Nursing
Projects, Series 2016, 5.0%, 7/15/29	380,000	443,631
Revenue, UNMC Global Center Project, Series 2017,
5.0%, 12/15/18	1,000,000	1,015,860

University of Nebraska, University Revenue,
Kearney Student Housing Project, Series 2017
3.0%, 7/01/25	100,000	102,931
2.5%, 7/01/26	210,000	207,295
3.0%, 7/01/27	100,000	101,342
Lincoln Student Fees and Facilities
Refunding, Series 2012, 5.0%, 7/01/23	750,000	835,658
Series 2015A
2.0%, 7/01/18	400,000	400,000
2.0%, 7/01/19	600,000	602,892
Refunding, Omaha Student Housing Project,
Series 2017A, 5.0%, 5/15/30	100,000	117,922
Series 2017B, 5.0%, 5/15/30	725,000	854,935

Upper Republican Natural Resources District, Limited Obligation Occupation
Tax, River Flow Enhancement, Refunding, Series 2017B, AGM Insured
4.0%, 12/15/25	245,000	260,102
4.0%, 12/15/27	395,000	416,784

Village of Boys Town, Revenue, Refunding, Boys Town Project,
Series 2017, 3.0%, 9/01/28	700,000	704,263
		52,606,805

		$ Principal
	% of Net	Amount
	Assets	or Shares	$ Value
Texas	2.1
Angelina County Junior College District, Limited Tax General Obligation,
Series 2009, AGM Insured, 4.25%, 2/15/23		250,000	253,937

Austin, Airport System Revenue, Series 2017B, AMT,
5.0%, 11/15/26		250,000	288,345

Harris County, Tax and Subordinate Lien Revenue,
Refunding, Series 2009C, 5.0%, 8/15/23		110,000	114,059

Houston, General Obligation, Public Improvement,
Refunding, Series 2014A, 5.0%, 3/01/26		500,000	564,740
			1,221,081
Washington	0.4
Port of Seattle, Intermediate Lien Revenue,
Series 2017C, AMT, 5.0%, 5/01/26		200,000	231,034
Total Municipal Bonds (Cost $57,187,245)			56,666,781

Cash Equivalents - 2.1%

State Street Institutional U.S. Government Money
Market Fund - Premier Class 1.82%(a)		1,196,227	1,196,227
Total Cash Equivalents (Cost $1,196,227)			1,196,227
Total Investments in Securities (Cost $58,383,472)			57,863,008
Other Liabilities in Excess of Other Assets - (0.7%)			(419,712)
Net Assets - 100%			57,443,296
Net Asset Value Per Share			9.76

(a) Rate presented represents the annualized 7-day yield at June 30, 2018.
(b) Annual sinking fund
(c) Security designated to cover an unsettled bond purchase.

This schedule of portfolio holdings is unaudited and is presented for informational purposes only. Portfolio holdings are subject to change at any time and references to specific securities are not recommendations to purchase or sell any particular security.
Current and future portfolio holdings are subject to risk.

Notes to Schedules of Investments (Unaudited):
(1)	Valuation of Investments
Investments are carried at value determined using the following valuation methods:
•
Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price (“NOCP”).  Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price.  In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•
Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•	Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices, if available.
•
The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities that are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•	The value of a traded option is the last sales price at which such option is traded or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.
•	Money market funds are valued at the quoted net asset value.
•
The value of securities for which market quotations are not readily available or are deemed unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees.  Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

The Trust has established a Pricing Committee, composed of officers and employees of Weitz Investment Management, Inc. to supervise the daily valuation process.  The Board of Trustees has also established a Valuation Committee, composed of the independent Trustees, to oversee the Pricing Committee and the valuation process.  The Pricing Committee provides oversight of the approved procedures, evaluates the effectiveness of the pricing policies and reports to the Valuation Committee of the Board of Trustees.  When determining the reliability of third party pricing information, the Pricing Committee, among other things, monitors the daily change in prices and reviews transactions among market participants.
(2)	Significant Accounting Policies Relating to Options and Securities Sold Short
The Funds, except for the Ultra Short Government Fund, may purchase put or call options.  When a Fund purchases an option, an amount equal to the premium paid is recorded as an asset and is subsequently marked-to-market daily.  Premiums paid for purchasing options that expire unexercised are recognized on the expiration date as realized losses.  If an option is exercised, the premium paid is subtracted from the proceeds of the sale or added to the cost of the purchase to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium paid.
The Funds, except for the Ultra Short Government Fund, may write put or call options.  When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market daily.  Premiums received for writing options that expire unexercised are recognized on the expiration date as realized gains.  If an option is exercised, the premium received is subtracted from the cost of purchase or added to the proceeds of the sale to determine whether a Fund has realized a gain or loss on the related investment transaction.  When a Fund enters into a closing transaction, a Fund realizes a gain or loss depending upon whether the amount from the closing transaction is greater or less than the premium received.
The Funds attempt to limit market risk and enhance their income by writing (selling) covered call options.  The risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the financial instrument increases.  A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.  The risk in writing a put option is that a Fund is obligated to purchase the financial instrument underlying the option at prices which may be significantly different than the current market price.
The Funds, except for the Ultra Short Government Fund, may engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value.  A Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  A Fund realizes a gain if the price of the security declines between those dates.
(3)	Securities Transactions
Securities transactions are accounted for on the date the securities are purchased or sold (trade date).
At June 30, 2018, the cost of investments for Federal income tax purposes is summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Tax cost	505,952,887	418,042,531	372,023,752	163,770,317	104,803,031	51,686,235	1,032,830,012	105,501,459	58,383,472
At June 30, 2018, the aggregate gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, are summarized as follows (in U.S. dollars):
	Value	Partners Value	Partners III Opportunity	Hickory	Balanced	Core Plus Income	Short Duration Income	Ultra Short Government	Nebraska Tax-Free Income
Appreciation	288,350,769	234,350,288	253,275,794	75,945,954	17,416,013	229,015	6,044,526	2,945	213,806
Depreciation	(13,503,040)	(16,641,747)	(9,039,443)	(2,328,985)	(1,665,682)	(659,157)	(11,227,689)	(12,763)	(734,270)
Net	274,847,729	217,708,541	244,236,351	73,616,969	15,750,331	(430,142)	(5,183,163)	(9,818)	(520,464)
(4)	Illiquid and Restricted Securities
The Funds own certain securities that have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted.  Such securities have been valued at fair value in accordance with the procedures described above.  Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material.  Illiquid and/or restricted securities owned at June 30, 2018, include the following:
	Acquisition Date	Partners III Opportunity	Hickory
Intelligent Systems Corp.	12/03/91	$ 2,899,379	$ -
LICT Corp.	9/09/96	-	2,228,509
Total cost of illiquid and/or restricted securities		$ 2,899,379	$ 2,228,509
Value at 6/30/18		$ 19,680,900	$ 14,019,750
Percent of net assets at 6/30/18		3.1%	5.9%

(5)	Option Transactions Derivative positions open at June 30, 2018, are summarized as follows:
Gross Notional
		Fair Value at June 30, 2018		Amt Outstanding
Fund	Type of Derivative	Asset Derivatives	Liability	June 30, 2018
Partners III Opportunity	Call options written	$ -	$ (405,000)	$ 7,750,000
	Put options written	$ -	$ (60,000)	$ 2,000,000
(6)	Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.  A summary of each Fund’s holdings in the securities of such issuers is set forth below:
Partners III Opportunity
Name of Issuer	Number of Shares Held March 31, 2018	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2018	Value June 30, 2018	Dividend Income	Realized Gains/(Losses)
Intelligent Systems Corp.*	2,270,000	-	-	2,270,000	$ 19,680,900	$ -	$ -
* Controlled affiliate in which the Fund owns 25% or more of the outstanding voting securities.

(7)	Concentration of Credit Risk
Approximately 92% of the Nebraska Tax-Free Income Fund’s net assets are in obligations of political subdivisions of the State of Nebraska which are subject to the credit risk associated with the non-performance of such issuers.
(8)	Fair Value Measurements
Various inputs are used in determining the value of the Funds’ investments.  These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities);
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
•
Equity Securities.  Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.  Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

•
Corporate and Municipal Bonds.  The fair values of corporate and municipal bonds are estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads and fundamental data relating to the issuer.  Although most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

•
Asset-Backed Securities.  The fair values of asset-backed securities (including non-government agency mortgage-backed securities and interest-only securities) are generally estimated based on models that consider the estimated cash flows of each tranche of the entity, a benchmark yield and an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  Certain securities are valued principally using dealer quotations.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized as Level 3.

•
U.S. Government Securities.  U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

•
U.S. Agency Securities.  U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage-backed securities include collateralized mortgage obligations, to-be-announced (TBA) securities and mortgage pass-through certificates.  Mortgage-backed securities are generally valued using dealer quotations.  Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

•
Restricted and/or Illiquid Securities.  Restricted and/or illiquid securities for which quotations are not readily available are valued in accordance with procedures approved by the Trust’s Board of Trustees.  Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities.  Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both.  Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

•
Derivative Instruments.  Listed derivatives, such as the Funds’ equity option contracts, that are valued based on closing prices from the exchange or the mean of the closing bid and ask prices are generally categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used, in U.S. dollars, as of June 30, 2018, in valuing the Funds’ assets and liabilities carried at fair value.  The Schedule of Investments for each Fund provides a detailed breakdown of each category.

Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	706,487,783	-	-	706,487,783
Cash Equivalents	74,312,833	-	-	74,312,833
Total Investments in Securities	780,800,616	-	-	780,800,616

Partners Value
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	555,059,650	-	-	555,059,650
Cash Equivalents	80,691,422	-	-	80,691,422
Total Investments in Securities	635,751,072	-	-	635,751,072

Partners III Opportunity
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Information Technology	161,658,660	19,680,900	-	181,339,560
Other	422,933,200	-	-	422,933,200
Cash Equivalents	11,987,343	-	-	11,987,343
Total Investments in Securities	596,579,203	19,680,900	-	616,260,103
Liabilities:
Securities Sold Short	(187,135,000)	-	-	(187,135,000)
Options Written	(465,000)	-	-	(465,000)

Hickory
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks
Telecommunication Services	-	14,019,750	-	14,019,750
Other	176,667,662	-	-	176,667,662
Cash Equivalents	46,699,874	-	-	46,699,874
Total Investments in Securities	223,367,536	14,019,750	-	237,387,286

Balanced
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	55,855,550	-	-	55,855,550
Corporate Bonds	-	26,039,371	-	26,039,371
Corporate Convertible Bonds	-	1,015,386	-	1,015,386
Asset-Backed Securities	-	915,278	-	915,278
Mortgage-Backed Securities	-	2,857,116	-	2,857,116
U.S. Treasury	-	33,309,902	-	33,309,902
Cash Equivalents	560,759	-	-	560,759
Total Investments in Securities	56,416,309	64,137,053	-	120,553,362

Core Plus Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	12,928,961	-	12,928,961
Corporate Convertible Bonds	-	988,486	-	988,486
Asset-Backed Securities	-	11,636,136	-	11,636,136
Commercial Mortgage-Backed Securities	-	1,998,625	-	1,998,625
Mortgage-Backed Securities	-	1,855,697	-	1,855,697
Taxable Municipal Bonds	-	416,264	-	416,264
U.S. Treasury	-	18,590,060	-	18,590,060
Common Stocks	370,579	-	-	370,579
Cash Equivalents	2,471,285	-	-	2,471,285
Total Investments in Securities	2,841,864	48,414,229	-	51,256,093

Short Duration Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	386,662,742	-	386,662,742
Corporate Convertible Bonds	-	34,775,120	-	34,775,120
Asset-Backed Securities	-	114,473,927	-	114,473,927
Commercial Mortgage-Backed Securities	-	14,876,398	-	14,876,398
Mortgage-Backed Securities	-	175,787,957	-	175,787,957
Taxable Municipal Bonds	-	3,575,853	-	3,575,853
U.S. Treasury	-	275,617,439	-	275,617,439
Common Stocks	4,117,500	-	-	4,117,500
Cash Equivalents	17,759,913	-	-	17,759,913
Total Investments in Securities	21,877,413	1,005,769,436	-	1,027,646,849

Ultra Short Government
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Corporate Bonds	-	13,338,884	-	13,338,884
Asset-Backed Securities	-	6,733,929	-	6,733,929
U.S. Treasury	-	84,100,344	-	84,100,344
Cash Equivalents	1,318,484	-	-	1,318,484
Total Investments in Securities	1,318,484	104,173,157	-	105,491,641

Nebraska Tax-Free Income
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Municipal Bonds	-	56,666,781	-	56,666,781
Cash Equivalents	1,196,227	-	-	1,196,227
Total Investments in Securities	1,196,227	56,666,781	-	57,863,008

For transfers between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the transfer.  During the three months ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3.
During the three months ended June 30, 2018, there were no assets in which significant unobservable inputs (Level 3) were used.
For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:       /s/ Wallace R. Weitz
Wallace R. Weitz
President (Principal Executive Officer)

Date:   August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/ Kenneth R. Stoll
Kenneth R. Stoll
Principal Financial Officer

Date:   August 16, 2018